Post-employment and Other Employee-related Liabilities Actuarial Assumptions Used to Determine the Net Periodic (Income) Benefit Cost (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	3.24%	3.80%	3.14%
Expected return on plan assets	5.05%	8.39%	8.38%
Rate of compensation increase [1]	0.51%	0.60%	0.44%
Health Care and Other Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	3.58%	4.27%	3.38%
Rate of compensation increase [1]	3.75%	3.75%	3.75%
Current medical cost trend rate	7.30%	7.80%	8.00%
Ultimate medical cost trend rate	4.50%	4.50%	4.50%
Year the rate reaches ultimate trend rate	2022	2022	2022